Fair Value Measurements and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Trading revenue [abstract]
Interest rates	$ 1,003	$ 770
Foreign exchange	579	638
Equities	759	610
Commodities	150	192
Other	55	(1,526)
Total trading-related revenue	2,546	684
Reported as:
Net interest income	169	900
Non-interest revenue – trading revenues (losses)	2,377	(216)
Total trading-related revenue	$ 2,546	$ 684